General Information and Reorganization Transactions	6 Months Ended
Jun. 30, 2025
General Information and Reorganization Transactions [Abstract]
General information and reorganization transactions

Note 1 – General information and reorganization transactions

Brera Holdings PLC (FKA Brera Holdings Limited) (“Brera Holdings”, “we”, or the “Company”), a public company limited by shares, was incorporated in Ireland on June 30, 2022.

The sole subscriber to the incorporation constitution of the Company was Goodbody Subscriber One Limited which subscribed for one (1) ordinary share for EUR1.00. On July 11, 2022, the one ordinary share was transferred to Daniel Joseph McClory, and on July 14, 2022, the ordinary share was surrendered to the Company and cancelled in accordance with Irish law. On July 13, 2022, an amended constitution was adopted by the Company reflecting an authorized share capital of EUR1.00 and US$1,750,000 divided into 50,000,000 Class A Ordinary Shares, nominal value US$0.005 per share, 250,000,000 Class B Ordinary Shares, nominal value US$0.005 per share, 50,000,000 preferred shares, nominal value US$0.005 per share, and one ordinary share with a nominal value of EUR1.00. On July 14, 2022, the Company issued 8,100,000 Class A Ordinary Shares and 100,000 Class B Ordinary Shares.

On June 24, 2025, the Company announced a 1-for-10 reverse share split of the Company’s ordinary shares, wherein the 50,000,000 Class A Ordinary Shares, nominal value $0.005, would become 5,000,000 Class A Ordinary Shares, nominal value $0.05, and the 250,000,000 Class B Ordinary Shares, nominal value $0.005, would become 25,000,000 Class B Ordinary Shares, nominal value $0.05. See Note 2 Reverse Share Split for more information.

In addition, on June 24th, 2025, the Company has designated two series of Preferred Shares, Series A with 10,000,000 authorized shares and Series B with 2,500,000 authorized shares. See Note 15 for more information regarding these two series of Preferred Shares.

Business

Our business strategy is to develop a “Global Sports Group” portfolio of professional football clubs. Under our Global Sports Group structure, we intend to acquire top-division sporting teams in Africa, South America, Eastern Europe, and potentially other emerging markets, and give them access to the global transfer market. We likewise expect that acquisitions of Eastern European and other non-mainstream market teams will enable us to compete and potentially win significant revenue in Union of European Football Associations (“UEFA”) and potentially other regional competitions. To that end, we made the following acquisitions.

Segment Reporting

The Company determines its operating segment based on how its chief operating decision maker (“CODM”) manages the business, makes operating decisions, including the allocation of resources, and assesses operating performance. The Company’s CODM is the Chief Executive Officer, who reviews the Company’s operating results on a consolidated basis

Acquisition of FKAP

In April 2023, we acquired 90% of the European first division football team Fudbalski Klub Akademija Pandev (“FKAP”) (the “FKAP Acquisition”). FKAP is located in North Macedonia, a country with participation rights in two major UEFA competitions, the Europa League and the Europa Conference League, and rebranded the team Brera Strumica FC. Under the FKAP Acquisition, we agreed to pay a total of EUR742,000 for the 90% ownership along with contingent consideration of a number of restricted Class B Ordinary Shares of the Company based on a formula set out in the FKAP Acquisition agreement.

The FKAP Acquisition continues our strategy of developing a “Global Sports Group” portfolio of professional sporting clubs, and we believe that FKAP, with both its football club and deep and talented roster of players, is an ideal strategic fit as we expand our portfolio.

In June 2024, we established a joint stock company for the North Macedonian women’s football club Tiverija Stumica, now known as Brera Tiverija FC, a wholly-owned subsidiary of FKAP.

See Note 3 for further information concerning the FKAP Acquisition.

Acquisition of UYBA

In July 2023, we acquired 51% majority ownership in the Italian Serie A1 women’s professional volleyball team, UYBA Volley S.s.d.a.r.l (“UYBA”) (the “UYBA Acquisition”). UYBA is located in Milan, Italy and has a strong popularity as a top volleyball club competing in the Italian Serie A professional volleyball league, one of the world’s top leagues. Pursuant to the UYBA Acquisition, we agreed to pay EUR840,000 for the 51% ownership. As part of the UYBA Acquisition, Giuseppe Pirola, UYBA’s chairman and minority shareholder, agreed to continue as chairman of UYBA’s board of directors.

During the six months ended June 30, 2025, we determined that UYBA, being a volleyball team, did not fit within our strategy to develop a group of professional football clubs and, as such, we decided to sell UYBA. On June 17, 2025, we entered into a Private Agreement under which we sold our entire interest to Selene Sas Di Immobiliare, Luna Srl for the sale price of €1 (one). In addition, the advertising concession agreement entered into between Brera Milano and UYBA was terminated with a one-time payment by the Company to UYBA of EUR175,000.

See Note 4 for further information concerning the sale of UYBA.

Acquisition of Juve Stabia

On December 9, 2024 the Company announced that it had agreed to acquire a majority ownership interest in Italian Serie B football club Juve Stabia through its owner and manager SS Juve Stabia SpA (“Juve Stabia” or “the Club”), through share capital and reserve increases in the Club (the “Juve Stabia Acquisition”). The Juve Stabia Acquisition consisted of both payments of cash and issuances of our Nasdaq-listed shares in a multi-step process that will gives the Company a total of approximately 52% of the issued and outstanding share capital of Juve Stabia after the acquisition, with the Company owning approximately 22%, 35%, 38%, and 52% of the share capital as a result of each step, respectively. The final closing for the Juve Stabia Acquisition took place on June 20, 2025.

See Note 3 for further information concerning the Juve Stabia Acquisition.